Property, plant and equipment	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

2.7 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment, if any. Costs directly attributable to acquisition are capitalized until the property, plant and equipment are ready for use, as intended by management. The charge in respect of periodic depreciation is derived at after determining an estimate of an asset’s expected useful life and the expected residual value at the end of its life. The Group depreciates property, plant and equipment over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery(1)	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Lower of useful life of the asset or lease term
(1)
Includes solar plant with a useful life of 25 years.

Depreciation methods, useful lives and residual values are reviewed periodically, including at each financial year end. The useful lives are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology.

Advances paid towards the acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of assets not ready to use before such date are disclosed under ‘Capital work-in-progress’. Subsequent expenditures relating to property, plant and equipment is capitalized only when it is probable that future economic benefits associated with these will flow to the Group and the cost of the item can be measured reliably. The cost and related accumulated depreciation are eliminated from the financial statements upon sale or retirement of the asset.

Impairment

Property, plant and equipment are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the Cash Generating Unit (CGU) to which the asset belongs.

If such assets are considered to be impaired, the impairment to be recognized in the net profit in the statement of comprehensive income is measured by the amount by which the carrying value of the assets exceeds the estimated recoverable amount of the asset. An impairment loss is reversed in the net profit in the statement of comprehensive income if there has been a change in the estimates used to determine the recoverable amount. The carrying amount of the asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated depreciation) had no impairment loss been recognized for the asset in prior years.

Following are the changes in the carrying value of property, plant and equipment for fiscal 2023:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2022	188	1,481	653	1,125	423	6	3,876
Additions - Business Combination (Refer to Note 2.10)	—	—	1	1	—	—	2
Additions	—	42	57	187	62	—	348
Deletions*	—	—	(32)	(191)	(45)	—	(268)
Translation difference	(14)	(116)	(54)	(85)	(31)	—	(300)
Gross carrying value as of March 31, 2023	174	1,407	625	1,037	409	6	3,658
Accumulated depreciation as of April 1, 2022	—	(541)	(484)	(796)	(324)	(5)	(2,150)
Depreciation	—	(54)	(58)	(164)	(44)	—	(320)
Accumulated depreciation on deletions*	—	—	32	190	44	—	266
Translation difference	—	43	42	61	24	—	170
Accumulated depreciation as of March 31, 2023	—	(552)	(468)	(709)	(300)	(5)	(2,034)
Capital work-in-progress as of March 31, 2023							55
Carrying value as of March 31, 2023	174	855	157	328	109	1	1,679
Capital work-in-progress as of April 1, 2022							67
Carrying value as of April 1, 2022	188	940	169	329	99	1	1,793

* During fiscal 2023, certain assets which were not in use having gross book value of $234 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2022:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2021	191	1,445	679	1,045	416	6	3,782
Additions	4	81	47	206	26	—	364
Deletions*	—	—	(50)	(90)	(7)	—	(147)
Translation difference	(7)	(45)	(23)	(36)	(12)	—	(123)
Gross carrying value as of March 31, 2022	188	1,481	653	1,125	423	6	3,876
Accumulated depreciation as of April 1, 2021	—	(503)	(492)	(771)	(294)	(4)	(2,064)
Depreciation	—	(56)	(57)	(141)	(45)	(1)	(300)
Accumulated depreciation on deletions*	—	—	47	90	6	—	143
Translation difference	—	18	18	26	9	—	71
Accumulated depreciation as of March 31, 2022	—	(541)	(484)	(796)	(324)	(5)	(2,150)
Capital work-in-progress as of March 31, 2022							67
Carrying value as of March 31, 2022	188	940	169	329	99	1	1,793
Capital work-in-progress as of April 1, 2021							145
Carrying value as of April 1, 2021	191	942	187	274	122	2	1,863

* During fiscal 2022, certain assets which were not in use having gross book value of $43 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2021:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2020	174	1,324	621	882	381	6	3,388
Additions	11	70	39	156	26	—	302
Additions- Business Combinations (Refer to Note 2.10)	—	—	—	1	—	—	1
Deletions	—	—	(4)	(29)	(6)	—	(39)
Translation difference	6	51	23	35	15	—	130
Gross carrying value as of March 31, 2021	191	1,445	679	1,045	416	6	3,782
Accumulated depreciation as of April 1, 2020	—	(434)	(418)	(646)	(243)	(4)	(1,745)
Depreciation	—	(52)	(63)	(129)	(47)	(1)	(292)
Accumulated depreciation on deletions	—	—	4	27	6	—	37
Translation difference	—	(17)	(15)	(23)	(10)	1	(64)
Accumulated depreciation as of March 31, 2021	—	(503)	(492)	(771)	(294)	(4)	(2,064)
Capital work-in-progress as of March 31, 2021							145
Carrying value as of March 31, 2021	191	942	187	274	122	2	1,863
Capital work-in-progress as of April 1, 2020							167
Carrying value as of April 1, 2020	174	890	203	236	138	2	1,810

The aggregate depreciation expense is included in cost of sales in the consolidated statement of comprehensive income.

Repairs and maintenance costs are recognized in the consolidated statement of comprehensive income when incurred.

The Group had contractual commitments for capital expenditure primarily comprising of commitments for infrastructure facilities and computer equipment aggregating to $117 million and $164 million as of March 31, 2023, and March 31, 2022, respectively.